Goodwill and Other Intangible Assets - Summary of Changes in Company's Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Goodwill, beginning balance	$ 1,817,119	$ 1,430,767
Acquisitions	0	386,892
Currency exchange	(10,588)	(540)
Goodwill, ending balance	1,806,531	1,817,119
Domestic Resorts [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, beginning balance	457,867	70,975
Acquisitions	0	386,892
Currency exchange	0	0
Goodwill, ending balance	457,867	457,867
MGM China [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, beginning balance	1,359,252	1,359,792
Acquisitions	0	0
Currency exchange	(10,588)	(540)
Goodwill, ending balance	$ 1,348,664	$ 1,359,252